Balance Sheets (10Q) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	May 18, 2010	May 17, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 5,200	$ 5,500
Prepaid expense	1,173	3,200
Deferred offering costs	1,646,238	1,589,767
Total Assets	1,652,611	1,598,467
LIABILITIES AND EQUITY
Accounts payable and other accruals	89,167	57,283
Due to affiliates	1,822,549	1,676,536
Total Liabilities	1,911,716	1,733,819
Equity:
Common stock, $0.01 par value, 75,000,000 shares authorized, 1,000 shares issued and outstanding as of June 30, 2011 and December 31, 2010	10	10
Additional paid-in capital	9,990	9,990
Accumulated deficit	(269,105)	(145,352)
Total Stockholder's Equity	(259,105)	(135,352)		10,000	10,000
Total Liabilities and Equity	$ 1,652,611	$ 1,598,467